Business Combination (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Assets acquired:
Goodwill		¥ 1,002	$ 142	¥ 1,002
Weimai
Business Combination
Equity interest acquired (in percent)	100.00%
Cash consideration	¥ 6
Assets acquired:
Cash	55
Prepaid expenses and other current assets	284
Intangible assets - Accounts in social media platforms	4,080
Goodwill	1,002
Total assets acquired	5,421
Liabilities assumed:
Accounts payable	1
Accrued expenses and other current liabilities	344
Notes payable	5,070
Total liabilities assumed	5,415
Total net assets acquired	¥ 6